Share based compensation (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 12, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 02, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued		30,720	97,908
Payment for fees		$ 329	$ 430
Number of shares unvested			7,409,701
Stock-based compensation expenses		$ 7,379	$ 4,865
Weighted average grant fair value		$ 10.02	$ 4.39
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of stock options		5.49	5.65
Weighted average grant fair value		2.11	$ 1.28
Performance Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant fair value		$ 2.07
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued		62,086	22,094
Helbiz [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares purchase	1,600,000
Third Party Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expenses		$ 3,400
Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share reserves				1,600,000
Number of shares unvested		4,569,862
Stock-based compensation expenses		$ 7,379	$ 4,865
Equity Incentive Plan [Member] | Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Converted into shares	7,409,701
C E O Performance Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share reserves				600,000
Number of shares grant	600,000
Market capitalization, description		The CEO Performance Awards vests upon the satisfaction of all three of the following conditions: (i) a service condition, (ii) a market condition, and (iii) a performance condition. The service condition is satisfied over a period of ten years. The performance condition is considered satisfied on August 12, 2021, with the business combination with GRNV. The market condition will be satisfied in 20 different tranches, with each related to a certain Market capitalization Milestone. The lowest tranche is $500 million the highest is $100 billion. No shares under the CEO Performance Award are considered vested as of the Company’s listing
Fair value of tranche, description		Based on the above, the cumulative fair value of the 20 tranches of the performance awards with market-based targets was estimated at the date of grant, to be $1,245
Omni Bus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share reserves	839,129